SCHEDULE OF VALUE-ADDED TAX RATE FOR GENERAL VAT PAYERS (Details)	12 Months Ended
Dec. 31, 2025
Vehicle Sales [Member]
Product Information [Line Items]
VAT rate	0.50%
Service, Other [Member] | Minimum [Member]
Product Information [Line Items]
VAT rate	6.00%
Service, Other [Member] | Maximum [Member]
Product Information [Line Items]
VAT rate	13.00%